SENIOR CONVERTIBLE PROMISSORY NOTES - Schedule of Senior Convertible Notes (Details) (Senior Convertible Promissory Notes, USD $)	Jun. 30, 2012	Dec. 31, 2011
Senior Convertible Promissory Notes
Debt		$ 7,999,778
Less: debt discount		(6,933,333)
Senior convertible promissory notes, net		$ 1,066,445